EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expense	¥ 176,965	¥ 125,666	¥ 393,812